Schedule of lease cost (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Leases [Abstract]
Operating lease expense	$ 49,251	$ 63,352	$ 44,185	$ 46,402